Cover	Dec. 17, 2024
Cover [Abstract]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	updated offering
Entity Registrant Name	INTRUSION INC.
Entity Central Index Key	0000736012
Entity Tax Identification Number	75-1911917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 East Park Blvd
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	(888)
Local Phone Number	637-7770
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Dec. 17, 2024